CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY In Thousands, except Share data, unless otherwise specified	Total USD ($)	Total CNY	Series A preferred shares CNY	Series B preferred shares CNY	Ordinary Shares USD ($)	Ordinary Shares CNY	Ordinary Shares Series A preferred shares CNY	Ordinary Shares Series B preferred shares CNY	Additional Paid-in Capital USD ($)	Additional Paid-in Capital CNY	Additional Paid-in Capital Series A preferred shares CNY	Additional Paid-in Capital Series B preferred shares CNY	Accumulated Other Comprehensive Income (Loss) USD ($)	Accumulated Other Comprehensive Income (Loss) CNY	Accumulated Deficit USD ($)	Accumulated Deficit CNY	Accumulated Deficit Series A preferred shares CNY	Accumulated Deficit Series B preferred shares CNY	Treasury stock CNY	Total USD ($)	Total CNY	Non- controlling interest USD ($)	Non- controlling interest CNY
Beginning Balance at Dec. 31, 2008		565,020				55				1,113,150				(3,822)		(544,363)
Beginning Balance (in shares) at Dec. 31, 2008						70,428,100
Comprehensive (loss) income
Net (loss) income		124,827														124,827
Foreign currency translation adjustments		(165)												(165)
Total Comprehensive (loss) income		124,662
Imputed interest on related parties' loan		55								55
Accretion of preferred shares			(30,050)	(48,359)													(30,050)	(48,359)
Initial public offering of ordinary shares (in shares)						36,000,000
Initial public offering of ordinary shares		813,963				25				813,938
Conversion of preferred shares into ordinary shares (in shares)							17,694,200	23,333,200
Conversion of preferred shares into ordinary shares			286,433	457,356			12	16			286,421	457,340
Share-based compensation		1,006								1,006
Dividends		(16,338)														(16,338)
Ending Balance at Dec. 31, 2009		2,153,748				108				2,671,910				(3,987)		(514,283)					2,153,748
Ending Balance (in shares) at Dec. 31, 2009						147,455,500
Comprehensive (loss) income
Net (loss) income		130,918														129,400					129,400		1,518
Foreign currency translation adjustments		(10,848)												(10,848)							(10,848)
Total Comprehensive (loss) income		120,070																			118,552		1,518
Share-based compensation		9,571								9,571											9,571
Share repurchase (in shares)						(5,101,968)
Share repurchase		(76,780)				(3)				(76,777)											(76,780)
Purchase of CCICC (note 4)		95,226																					95,226
Ending Balance at Dec. 31, 2010		2,301,835				105				2,604,704				(14,835)		(384,883)					2,205,091		96,744
Ending Balance (in shares) at Dec. 31, 2010						142,353,532
Comprehensive (loss) income
Net (loss) income	(33,581)	(211,352)														(215,003)					(215,003)		3,651
Foreign currency translation adjustments		(2,760)												(2,760)							(2,760)
Total Comprehensive (loss) income		(214,112)																			(217,763)		3,651
Share-based compensation		9,234								9,234											9,234
Share repurchase		(6,911)								(6,910)									(1)		(6,911)
Dividends		(55,151)								(55,151)											(55,151)
Contributions by non-controlling interest of GZ Proton (note 1)		3,201																					3,201
Ending Balance at Dec. 31, 2011	$ 323,820	2,038,096			$ 17	105			$ 405,452	2,551,877			$ (2,796)	(17,595)	$ (95,313)	(599,886)			(1)	$ 307,360	1,934,500	$ 16,460	103,596
Ending Balance (in shares) at Dec. 31, 2011					142,353,532